Financial Instruments and Fair Value Disclosure (Tables)	12 Months Ended
Nov. 30, 2014
Fair Value Disclosures [Abstract]
Carrying Amounts And Estimated Fair Value Of Financial Instruments

		November 30,
		2014		2013
	Fair Value	Carrying	Fair	Carrying	Fair
(In thousands)	Hierarchy	Amount	Value	Amount	Value
ASSETS
Rialto:
Loans receivable, net	Level 3	$130,105	135,881	278,392	305,810
Investments held-to-maturity	Level 3	$17,290	17,155	16,070	15,952
Lennar Financial Services:
Loans held-for-investment, net	Level 3	$26,894	26,723	26,356	26,095
Investments held-to-maturity	Level 2	$45,038	45,051	62,344	62,580
LIABILITIES
Lennar Homebuilding senior notes and other debts payable	Level 2	$4,690,213	5,760,075	4,194,432	4,971,500
Rialto notes payable and other debts payable	Level 2	$623,246	640,335	441,883	438,373
Lennar Financial Services notes and other debts payable	Level 2	$704,143	704,143	374,166	374,166
Lennar Multifamily notes payable	Level 2	$—	—	13,858	13,858

Fair Value Measured On Recurring Basis
The Company’s financial instruments measured at fair value on a recurring basis are summarized below:
Financial Instruments

(In thousands)	Fair Value Hierarchy	Fair Value at November 30, 2014	Fair Value at November 30, 2013
Lennar Financial Services:
Loans held-for-sale (1)	Level 2	$738,396	414,231
Mortgage loan commitments	Level 2	$12,687	7,335
Forward contracts	Level 2	$(7,576)	1,444
Mortgage servicing rights	Level 3	$17,353	11,455
Lennar Homebuilding:
Investments available-for-sale	Level 3	$480	40,032
Rialto:
Loans held-for-sale (2)	Level 3	$113,596	44,228

(1)
The aggregate fair value of Lennar Financial Services loans held-for-sale of $738.4 million at November 30, 2014 exceeds their aggregate principal balance of $706.0 million by $32.4 million. The aggregate fair value of loans held-for-sale of $414.2 million at November 30, 2013 exceeds their aggregate principal balance of $399.0 million by $15.3 million.

(2)
The aggregate fair value of Rialto loans held-for-sale of $113.6 million at November 30, 2014 exceeds their aggregate principal balance of $111.8 million by $1.8 million. The aggregate fair value of Rialto loans held-for-sale of $44.2 million at November 30, 2013 exceeds their aggregate principal balance of $44.0 million by $0.2 million.

Schedule Of Gains And Losses Of Financial Instruments
he changes in fair value for Level 1 and Level 2 financial instruments measured on a recurring basis are shown below by financial instrument and financial statement line item:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Changes in fair value included in Lennar Financial Services revenues:
Loans held-for-sale	$17,124	(7,927)	11,654
Mortgage loan commitments	$5,352	(5,378)	8,521
Forward contracts	$(9,020)	4,014	(1,166)

Level 3 Recurring Fair Value Measurement Rollforward
The following tables represents the reconciliations of the beginning and ending balance for the Level 3 recurring fair value measurements:

	November 30,
(In thousands)	2014	2013
Mortgage servicing rights, beginning of period	$11,455	4,749
Purchases and retention of mortgage servicing rights (1)	9,314	5,675
Disposals	(2,308)	(790)
Changes in fair value (2)	(1,108)	1,821
Mortgage servicing rights, end of period	17,353	11,455

(1)	For the year ended November 30, 2014, purchases and retention of mortgage servicing rights included the $5.7 million acquisition of a portfolio of mortgage servicing rights.

(2)	Amount represents changes in fair value included in Lennar Financial Services revenues.

	November 30,
(In thousands)	2014	2013
Investments available-for-sale, beginning of period	$40,032	19,591
Purchases and other (1)	21,274	25,518
Sales	(51,934)	(5,618)
Changes in fair value (2)	7,379	748
Settlements (3)	(16,271)	(207)
Investments available-for-sale, end of period	$480	40,032

(1)	Represents investments in community development district bond that mature at 2039.

(2)
The changes in fair value were not included in other comprehensive income because the changes in fair value were deferred as a result of the Company's continuing involvement in the underlying real estate collateral.

(3)
The investments available-for-sale that were settled during the year ended November 30, 2014 related to investments in community development district bonds, which were in default by the borrower and regarding which the Company redeemed the bonds.

	November 30,
(In thousands)	2014	2013
Rialto loans held-for-sale, beginning of period	$44,228	—
Loan originations	1,562,748	690,266
Originated loans sold, including those not settled	(1,494,075)	(646,266)
Interest and principal paydowns	(800)	195
Changes in fair value (1)	1,495	33
Rialto loans held-for-sale, end of period	$113,596	44,228

(1)	Amount represents changes in fair value included in Rialto revenues.

Fair Value Assets Measured On Nonrecurring Basis

	Years Ended November 30,
		2014			2013			2012
(In thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Total Gains (Losses) (1)	Carrying Value	Fair Value	Total Gains (Losses) (1)	Carrying Value	Fair Value	Total Gains (Losses) (1)
Financial Assets
Rialto:
Impaired loans receivable	Level 3	$187,218	130,105	(57,113)	237,829	221,690	(16,139)	354,687	326,721	(27,966)
Non-financial assets
Lennar Homebuilding:
Finished homes and construction in progress (2)	Level 3	$8,071	4,498	(3,573)	16,453	11,995	(4,458)	25,784	14,755	(11,029)
Land and land under development (2)	Level 3	$7,013	6,143	(870)	—	—	—	18,044	16,166	(1,878)
Investments in unconsolidated entities (3)	Level 3	$—	—	—	20,921	20,024	(897)	—	—	—
Rialto:
REO - held-for-sale (4)
Upon acquisition/transfer	Level 3	$26,750	25,145	(1,605)	14,367	15,985	1,618	14,325	9,987	(4,338)
Upon management periodic valuations	Level 3	$50,115	42,279	(7,836)	26,772	21,199	(5,573)	19,718	17,139	(2,579)
REO - held-and-used, net (5)
Upon acquisition/transfer	Level 3	$60,572	55,407	(5,165)	79,775	86,262	6,487	172,654	175,114	2,460
Upon management periodic valuations	Level 3	$39,728	28,227	(11,501)	22,743	12,226	(10,517)	33,003	26,300	(6,703)

(1)
Represents losses due to valuation adjustments, write-offs, gains (losses) from transfers or acquisitions of real estate through foreclosure and REO impairments recorded during the years ended November 30, 2014, 2013 and 2012.

(2)	Valuation adjustments were included in Lennar Homebuilding costs and expenses in the Company's consolidated statement of operations for the years ended November 30, 2014, 2013 and 2012.

(3)	Valuation adjustments were included in Lennar Homebuilding other income, net in the Company's consolidated statement of operations for the year ended November 30, 2013.

(4)
REO held-for-sale assets are initially recorded at fair value less estimated costs to sell at the time of the transfer or acquisition through, or in lieu of, loan foreclosure. The fair value of REO held-for-sale is based upon appraised value at the time of foreclosure or management's best estimate. In addition, management periodically performs valuations of its REO held-for-sale. The gains (losses) upon the transfer or acquisition of REO and impairments were included in Rialto other income (expense), net, in the Company’s consolidated statement of operations for the years ended November 30, 2014, 2013 and 2012.

(5)
REO held-and-used, net, assets are initially recorded at fair value at the time of acquisition through, or in lieu of, loan foreclosure. The fair value of REO held-and-used, net, is based upon the appraised value at the time of foreclosure or management’s best estimate. In addition, management periodically performs valuations of its REO held-and-used, net. The gains (losses) upon acquisition of REO held-and-used, net and impairments were included in Rialto other income (expense), net, in the Company’s consolidated statement of operations for the years ended November 30, 2014, 2013 and 2012.